Organization and Basis of Presentation - Additional Information (Detail) ¥ in Thousands, $ in Thousands		7 Months Ended	12 Months Ended
	Jun. 20, 2014	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity Incorporation, Date of Incorporation			Mar. 10, 2014
Assets			¥ 1,587,467		$ 230,162	¥ 2,278,587
Adr conversion ratio		16.5
Net proceeds from issuance of stock | ¥				¥ 701
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		13,500,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		2,025,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		1,515,151
ADR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from issuance of stock | $		$ 259,892
ADR [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		13,500,000
ADR [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		2,025,000
ADR [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering		1,515,151
Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement Term Of Contract	10 years
Collaborative Arrangement Renewal Term	20 years
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets			1,016,259		147,342	659,444
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets | ¥			0			0
VIEs And Subsidiaries Of VIEs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Liabilities			¥ 881,650		$ 127,828	¥ 556,022